Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		109 Months Ended		120 Months Ended	198 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.52%	[2]	14.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	21.77%	[1]	15.20%	[2]	14.82%
Lipper Large-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	13.65%	20.86%	[1]	14.09%	[2]	13.84%
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.76%	12.63%					13.00%
Performance Inception Date								Jun. 26, 2009
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.84%	11.18%					11.84%
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	9.78%					10.53%
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.82%	12.70%			13.73%
Performance Inception Date					Nov. 29, 2016
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.39%	12.27%					12.66%
Performance Inception Date								Jun. 26, 2009
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	13.46%	13.35%	20.45%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 11/29/16.